MAINSTAY GROUP OF FUNDS

MainStay MacKay International Opportunities Fund

MainStay MacKay Emerging Markets Equity Fund

MainStay MacKay Growth Fund

MainStay Balanced Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 21, 2018 (“Supplement”) to the Statement of Additional
Information (“SAI”) dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

The following changes to the SAI are effective immediately.

1.	The table beginning on page 91 is amended to revise the information for Mona Patni, and to include information for Rui Tang as of November 30, 2018 as follows:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Mona Patni#	MainStay Balanced Fund, MainStay MacKay Common Stock Fund, MainStay MacKay Growth Fund, MainStay MacKay U.S. Equity Opportunities Fund	3 RICs $1,561,027,246	1 Account $59,874,569	15 Accounts $1,218,179,658	0	0	0
Rui Tang#	MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay International Opportunities Fund	1 RIC $242,740,834	1 Account $22,822,171	0	0	0	0

# The information presented for Ms. Patni and Mr. Tang is as of November 30, 2018.

2.	The table beginning on page 96 is amended to revise the information for Mona Patni, and to include information for Rui Tang as of November 30, 2018 as follows:

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Mona Patni#	MainStay MacKay International Equity Fund MainStay MacKay U.S. Equity Opportunities Fund	$1 - $10,000 $50,001 - $100,000	$0	$50,001 - $100,000
Rui Tang#	None	$0	$0	$0

#1 The information presented for Ms. Patni and Mr. Tang is as of November 30, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.